Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes	Loss before income taxes consisted of:
	As of December 31,
	2024	2025
	RMB	RMB	US$
Non-PRC	(14,742)	(8,058)	(1,146)
PRC	(41,620)	(72,420)	(10,303)
	(56,362)	(80,478)	(11,449)

Schedule of Income Tax Expenses

The following table presents the composition of income tax expenses for the years ended December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Current income tax expense	-	3,581	509
Deferred income tax expense	-	-	-
	-	3,581	509

Schedule of Effective Tax Rate and the Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Loss before provision for income taxes	(56,362)	(80,478)	(11,449)
Income tax benefit computed at an applicable tax rate of 25%	(14,091)	(20,120)	(2,862)
The effect of different tax rate	659	302	43
Change in valuation allowance	13,432	23,399	3,328
	-	3,581	509

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:
	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Current and prior year tax losses	45,483	69,010	9,818
Allowance for credit loss	-	230	33
Total deferred tax assets	45,483	69,240	9,851
Less: valuation allowance	(45,483)	(69,240)	(9,851)
Deferred tax assets, net	-	-	-

Schedule of Operating Tax Carry Forwards

As of December 31, 2025, net operating tax loss carry forwards in PRC is expected to expire as follows:

	As of December 31, 2025
	RMB	US$
2026	11,465	1,631
2027	39,695	5,647
2028	26,870	3,823
2029	62,872	8,945
2030	111,121	15,809
	252,023	35,855